Term deposits	12 Months Ended
Mar. 31, 2025
Term Deposits
Term deposits

23.	Term deposits

	March 31,
	2024	2025
Fixed deposits with banks	2,757,824	1,354,170
Total	2,757,824	1,354,170
Non-current	137,169	44,770
Current	2,620,655	1,309,400
Total	2,757,824	1,354,170

Term deposits as on March 31, 2025, include INR 686,851 (March 31, 2024: INR 420,337) pledged with banks against bank guarantees, sales bill discounting, vehicle loans and credit card facility (Refer note 32). Tenure for term deposits range from 6 month to 5 years.